Cover	Mar. 21, 2022
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	Preferred Apartment Communities, Inc.
Entity File Number	001-34995
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-1712193
Entity Address, Address Line One	3284 Northside Parkway NW, Suite 150,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30327
City Area Code	(770)
Local Phone Number	818-4100
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001481832
Trading Symbol	APTS
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Amendment Flag	false
Document Period End Date	Mar. 21, 2022
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share